Fair value of financial instruments - Unrealised gains and losses recognised in the period on Level 3 assets and liabilities held at period end (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 2,093	£ 2,319
Other income	42	77
Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	316	(133)
Other income	177	116
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	493	(17)
Significant unobservable inputs (Level 3) [member] | Investment properties [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	(1)	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(1)	0
Significant unobservable inputs (Level 3) [member] | Net derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	212	(155)
Other income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	212	(155)
Trading portfolio liabilities [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	2	0
Other income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	2	0
Financial liabilities designated at fair value [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	6	18
Other income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	6	18
Trading portfolio assets [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	21	(3)
Other income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	21	(3)
Financial assets at fair value through income statement [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	75	7
Other income	178	116
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	£ 253	£ 123